Subsequent Events - Additional Information (Detail) - USD ($)	Jul. 23, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 19, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 2,000,000
Working Capital Loans
Subsequent Event [Line Items]
Convertible Debt		$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000
Warrant issue price		$ 10.00	$ 10.00	$ 10.00	$ 10.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 2,000,000
Subsequent Event [Member] | Working Capital Loans
Subsequent Event [Line Items]
Convertible Debt				$ 2,000,000
Warrant issue price				$ 10.00
Subsequent Event [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Common stock, shares subscribed but unissued	47,500,000
Share price	$ 10.00
Common stock, value, subscriptions	$ 475,000,000